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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                               Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  November 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


          Pioneer Short Term Income Fund
          Schedule of Investments  11/30/04 (unaudited)

Principal
Amount                                                                  Value
          ASSET BACKED SECURITIES - 1.1 %
          Diversified Financials - 1.1 %
          Consumer Finance - 1.1 %
200,000   Volkswagon Auto Loan Trust, 2.94%, 3/22/10                 $  197,731
          Total Diversified Financials                               $  197,731
          TOTAL ASSET BACKED SECURITIES
          (Cost   $197,625)                                          $  197,731
          CORPORATE BONDS - 26.5 %
          Materials - 1.8 %
          Diversified Chemical - 1.2 %
200,000   Equistar Chemical, LP, 6.5% 2/15/06                        $  205,000
          Paper Packaging - 0.6 %
100,000   Abitibi-Consolidated, Inc., 6.95%, 12/15/06                $  103,375
          Total Materials                                            $  308,375
          Commercial Services & Supplies - 1.1 %
          Diversified Commercial Services - 1.1 %
200,000   Deluxe Corp., 3.5%, 10/1/07 (144A)                         $  195,965
          Total Commercial Services & Supplies                       $  195,965
          Transportation - 1.2 %
          Airlines - 1.2 %
200,000   Southwest Airlines Co., 5.496%, 11/1/06                    $  205,745
          Total Transportation                                       $  205,745
          Automobiles & Components - 0.7 %
          Automobile Rental - 0.7 %
125,000   Hertz Corp., 4.7%, 10/2/06                                    126,330
          Total Automobiles & Components                             $  126,330
          Hotels Restaurants & Leisure - 0.4 %
          Hotels, Resorts & Cruise Lines - 0.4 %
75,000    Carnival Corp., 3.75%, 11/15/07                            $   74,676
          Total Hotels Restaurants & Leisure                         $   74,676
          Media - 0.9 %
          Movies & Entertainment - 0.9 %
70,000    AOL Time Warner, Inc., 6.125%, 4/15/06                     $   72,650
85,000    Walt Disney Co., 5.375%, 6/1/07                                88,301
                                                                     $  160,951
          Total Media                                                $  160,951
          Food, Beverage & Tobacco - 2.2 %
          Packaged Foods & Meats - 1.0 %
170,000   Tyson Foods Inc., 6.625% ,10/17/05                         $  174,090
          Tobacco - 1.2 %
200,000   Altria Group Inc., 6.375%, 2/01/06                         $  205,051
          Total Food, Beverage & Tobacco                             $  379,141
          Health Care Equipment & Services - 2.9 %
          Health Care Distributors - 0.9 %
150,000   Cardinal Health Inc., 6.0%, 1/15/06                        $  153,750
          Health Care Facilities - 0.9 %
145,000   HCA Inc., 7.0%, 7/1/07                                     $  151,967
          Health Care Supplies - 1.1 %
200,000   Bausch & Lomb Inc., 6.75%, 12/15/04                        $  200,000
          Total Health Care Equipment & Services                     $  505,717
          Banks - 1.1 %
          Thrifts & Mortgage Finance - 1.1 %
200,000   Countrywide Home Loan, 3.5%, 12/19/05                      $  200,849
          Total Banks                                                $  200,849
          Diversified Financials - 4.2 %
          Consumer Finance - 3.2 %
70,000    Capital One Financial, 7.25%, 5/1/06                       $   73,645
100,000   ERAC USA Finance Co., 6.625%, 5/15/06 (144A)                  104,296
145,000   GMAC, 4.5% 7/15/06                                            145,496
125,000   Ford Motor Credit Co., 6.875%, 2/1/06                         129,168
100,000   SLM Corp., FRN, 12/15/08                                       99,930
                                                                     $  552,535
          Diversified Financial Services - 1.3 %
          Financial Services-0.6%
100,000   Household Finance Corp., FRN, 8/15/08                      $  100,038
          Specialized Finance - 0.7 %
70,000    GATX Financial Corp., 6.875%, 12/15/06                     $   73,254
50,000    International Lease Finance Corp., 4.0%, 1/17/06           $   50,416
          Total Diversified Financials                               $  725,827
          Insurance - 2.9 %
          Life & Health Insurance - 1.3 %
232,000   Provident Co., Inc., 6.375%, 7/15/05                       $  234,332
          Multi-Line Insurance - 0.3 %
          Property & Casualty Insurance - 1.3 %
225,000   Berkley (WR) Corp., 6.25%, 1/15/06                         $  229,229
          Total Insurance                                            $  513,977
          Real Estate - 0.5 %
          Reits - 0.5 %
85,000    Crescent Real Estate, 7.5%, 9/15/07                        $   87,975
          Total Real Estate                                          $   87,975
          Technology Hardware & Equipment - 0.6 %
          Communications Equipment - 0.3 %
50,000    Corning Glass, 7.0%, 3/15/07                                   50,000
                                                                     $   50,000
          Technology Distributors - 0.3 %
50,000    Arrow Electronics Inc., 7.0%, 1/15/07                      $   53,005
          Total Technology Hardware & Equipment                      $  103,005
          Telecommunication Services - 2.0 %
          Integrated Telecommunication Services - 1.4 %
60,000    AT&T Corp., 7.5%, 6/1/06                                   $   63,150
110,000   AT&T Corp., 7.0%, 5/15/05                                     112,612
70,000    AT&T Corp., 11/15/06 (STEP)                                    75,075
                                                                     $  250,837
          Wireless Telecommunication Services - 0.6 %
50,000    AT&T Wireless, 7.35%, 3/1/06                               $   52,466
50,000    Cingular Wireless LLC, 5.625%, 12/15/06                        52,005
100,000   Rogers Wireless Inc., FRN, 12/15/10 (144A)                    103,500
                                                                     $  207,971
          Total Telecommunication Services                           $  458,808
          Utilities - 2.2 %
          Electric Utilities - 1.1 %
80,000    Consumers Energy, 6.25%, 9/15/06                           $   83,601
100,000   Northern States Power, 2.875%, 8/1/06                          99,283
                                                                     $  182,884
          Gas Utilities - 1.1 %
200,000   Panhandle Eastern Pipeline, 2.75%, 3/15/07                 $  195,151
          Total Utilities                                            $  378,035

          TOTAL CORPORATE BONDS
          (Cost   $4,449,074)                                        $4,425,376

          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 73.3%
208,044   Government National Mortgage Association, 7.00%, 1/15/09   $  220,456
216,223   Government National Mortgage Association II, 6.0%, 5/20/13    227,492
180,232   Government National Mortgage Association, 7.0%, 11/15/13      192,290
1,200,000 U.S. Treasury Note, 1.625%, 9/30/05                         1,190,672
1,035,000 U.S. Treasury Note, 1.875%, 11/30/05                        1,026,955
200,000   Federal Home Loan Mortgage Corp., 3.75%, 8/3/07               200,106
181,428   Federal Home Loan Mortgage Corp., 4.50%,  11/1/07             183,202
229,303   Federal Home Loan Mortgage Corp., 6.50%, 12/1/07              239,479
62,055    Federal Home Loan Mortgage Corp., 5.50%, 4/1/08                63,642
205,432   Federal Home Loan Mortgage Corp., 5.0%, 12/1/08               210,058
77,963    Federal Home Loan Mortgage Corp., 5.5%, 12/1/08                79,829
234,038   Federal Home Loan Mortgage Corp., 3.5%, 12/15/10              234,546
1,500,000 Federal Home Loan Mortgage Corp., 3.75%, 1/15/11            1,509,138
177,524   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11                188,300
167,620   Federal Home Loan Mortgage Corp., 4.5%, 6/15/14               168,650
80,879    Federal Home Loan Mortgage Corp., 5.5%, 6/15/15                81,257
294,128   Federal Home Loan Mortgage Corp., 6.5%, 7/1/16                311,318
660,287   Federal Home Loan Mortgage Corp., 4.0%, 12/15/16              659,269
89,659    Federal Home Loan Mortgage Corp., 6.5%, 6/1/17                 94,891
136,647   Federal Home Loan Mortgage Corp., 6.0%, 3/25/31               139,025
200,000   Fannie Mae 2.5%, 7/26/2006                                    199,008
100,000   Freddie Mac, 3.0%, 9/29/06                                     99,382
150,000   Freddie Mac, 3.3%, 9/14/07                                    149,504
100,000   Federal Home Loan Bank, 3.1%, 12/15/06                         99,688
115,561   Federal National Mortgage Association, 5.00%, 3/1/09          118,000
148,256   Federal National Mortgage Association, 5.0%, 10/1/09          151,386
97,868    Federal National Mortgage Association, 5.5%, 1/1/12           102,026
1,000,000 Federal National Mortgage Association, 4.0%, 11/25/14       1,001,353
96,236    Federal National Mortgage Association, 6.50%, 6/1/16          102,056
249,778   Federal National Mortgage Association, 6.5%, 8/1/17           264,853
2,950,000 U.S. Treasury Bill, 0%, 12/16/04                           $  364,760
365,000   U.S. Treasury Bill, 0%, 2/24/05                             2,937,142
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
          (Cost   $12,632,992)                                       $12,809,733

          TOTAL INVESTMENT IN SECURITIES - 99.7%
          (Cost   $17,479,621) (a)                                   $17,432,840

          OTHER ASSETS AND LIABILITIES - .3%                         $  45,222

          TOTAL NET ASSETS - 100.0%                                  $17,478,062

 144A     Security is exempt from registration under Rule 144A of the Securities
          Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transactionexempt from registration. At November 30, 2004, the value of these securities amounted to $403,761 or 2.3% of net assets.

 STEP Debt obligation initially issued at one coupon which converts to another coupon at aspecified date. The rate shown is the rate at period end.

  (a) At November 30, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $17,482,918 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                  $  16,634

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                    (21,490)

          Net unrealized loss                                        $  (4,856)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 28, 2005

* Print the name and title of each signing officer under his or her signature.